American Funds Target Date Retirement Series®
American Funds® 2065
Target Date Retirement Fund
Investment portfolio
January 31, 2023
unaudited
Fund investments Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	2,014,774	$103,338
SMALLCAP World Fund, Inc., Class R-6	1,616,167	103,338
AMCAP Fund, Class R-6[1]	2,159,941	72,336
The Growth Fund of America, Class R-6	1,330,202	72,336
The New Economy Fund, Class R-6	1,093,290	51,669
New World Fund, Inc., Class R-6	578,518	41,335
EuroPacific Growth Fund, Class R-6	386,454	20,668
		465,020
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	1,687,606	93,004
Fundamental Investors, Class R-6	1,448,209	93,004
Washington Mutual Investors Fund, Class R-6	1,546,393	82,671
The Investment Company of America, Class R-6	1,660,616	72,336
American Mutual Fund, Class R-6	1,042,342	51,669
		392,684
Balanced funds 12%
American Balanced Fund, Class R-6	2,070,897	62,003
American Funds Global Balanced Fund, Class R-6	1,819,326	62,002
		124,005
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	4,123,613	51,669
Total investment securities 100% (cost: $1,095,407,000)		1,033,378
Other assets less liabilities 0%		(180)
Net assets 100%		$1,033,198
American Funds Target Date Retirement Series — Page 1 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$77,006	$19,621	$—	$—	$6,711	$103,338	$990	$2,723
SMALLCAP World Fund, Inc., Class R-6	77,033	16,030	—	—	10,275	103,338	285	—
AMCAP Fund, Class R-6[1]	53,902	12,459	—	—	5,975	72,336	—	—
The Growth Fund of America, Class R-6	53,902	15,993	—	—	2,441	72,336	414	2,133
The New Economy Fund, Class R-6	38,499	9,221	—	—	3,949	51,669	137	—
New World Fund, Inc., Class R-6	30,819	5,976	—	—	4,540	41,335	458	—
EuroPacific Growth Fund, Class R-6	15,396	2,612	—	—	2,660	20,668	250	—
						465,020
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	69,170	14,318	—	—	9,516	93,004	559	—
Fundamental Investors, Class R-6	69,169	18,299	—	—	5,536	93,004	637	1,058
Washington Mutual Investors Fund, Class R-6	61,844	18,781	—	—	2,046	82,671	576	973
The Investment Company of America, Class R-6	53,765	15,385	—	—	3,186	72,336	268	1,893
American Mutual Fund, Class R-6	38,699	12,514	—	—	456	51,669	337	1,204
						392,684
Balanced funds 12%
American Balanced Fund, Class R-6	46,204	12,671	—	—	3,128	62,003	373	—
American Funds Global Balanced Fund, Class R-6	46,204	10,793	—	—	5,005	62,002	230	—
						124,005
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	38,535	11,351	—	—	1,783	51,669	297	—
Total 100%				$—	$67,207	$1,033,378	$5,811	$9,984

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 2 of 25

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	11,567,357	$739,618
New Perspective Fund, Class R-6	14,214,508	729,062
The Growth Fund of America, Class R-6	9,572,020	520,526
AMCAP Fund, Class R-6[1]	15,477,375	518,337
The New Economy Fund, Class R-6	7,770,528	367,235
New World Fund, Inc., Class R-6	4,046,966	289,156
EuroPacific Growth Fund, Class R-6	2,746,044	146,859
		3,310,793
Growth-and-income funds 38%
Fundamental Investors, Class R-6	10,319,627	662,727
Capital World Growth and Income Fund, Class R-6	11,987,764	660,646
Washington Mutual Investors Fund, Class R-6	11,025,446	589,420
The Investment Company of America, Class R-6	11,821,649	514,951
American Mutual Fund, Class R-6	7,424,579	368,036
		2,795,780
Balanced funds 12%
American Balanced Fund, Class R-6	14,744,119	441,439
American Funds Global Balanced Fund, Class R-6	12,953,020	441,439
		882,878
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	29,358,800	367,865
Total investment securities 100% (cost: $7,450,677,000)		7,357,316
Other assets less liabilities 0%		(1,118)
Net assets 100%		$7,356,198
American Funds Target Date Retirement Series — Page 3 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6	$628,321	$35,407	$1,822	$(882)	$78,594	$739,618	$2,191	$—
New Perspective Fund, Class R-6	624,585	53,595	—	—	50,882	729,062	7,606	20,920
The Growth Fund of America, Class R-6	437,002	68,216	1,730	(879)	17,917	520,526	3,174	16,350
AMCAP Fund, Class R-6[1]	437,003	38,374	1,578	(37)	44,575	518,337	—	—
The New Economy Fund, Class R-6	311,947	26,218	461	(196)	29,727	367,235	1,054	—
New World Fund, Inc., Class R-6	249,589	4,285	—	—	35,282	289,156	3,528	—
EuroPacific Growth Fund, Class R-6	124,357	1,960	199	(2)	20,743	146,859	1,959	—
						3,310,793
Growth-and-income funds 38%
Fundamental Investors, Class R-6	563,250	59,685	1,916	(500)	42,208	662,727	4,878	8,108
Capital World Growth and Income Fund, Class R-6	558,013	30,252	1,026	(241)	73,648	660,646	4,321	—
Washington Mutual Investors Fund, Class R-6	505,955	69,765	2,173	(305)	16,178	589,420	4,430	7,487
The Investment Company of America, Class R-6	435,940	56,956	1,755	(380)	24,190	514,951	2,068	14,619
American Mutual Fund, Class R-6	315,780	49,525	959	(64)	3,754	368,036	2,589	9,258
						2,795,780
Balanced funds 12%
American Balanced Fund, Class R-6	374,692	44,135	1,361	(223)	24,196	441,439	2,870	—
American Funds Global Balanced Fund, Class R-6	374,701	29,771	1,614	(333)	38,914	441,439	1,771	—
						882,878
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	311,623	44,693	2,198	(43)	13,790	367,865	2,272	—
Total 100%				$(4,085)	$514,598	$7,357,316	$44,711	$76,742

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 4 of 25

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	20,691,717	$1,323,028
New Perspective Fund, Class R-6	25,473,663	1,306,544
The Growth Fund of America, Class R-6	18,147,494	986,861
AMCAP Fund, Class R-6[1]	29,341,366	982,642
The New Economy Fund, Class R-6	14,703,025	694,865
New World Fund, Inc., Class R-6	7,728,996	552,237
EuroPacific Growth Fund, Class R-6	5,235,096	279,973
American Funds Global Insight Fund, Class R-6	8,848,806	173,083
		6,299,233
Growth-and-income funds 38%
Fundamental Investors, Class R-6	19,484,830	1,251,316
Capital World Growth and Income Fund, Class R-6	22,591,292	1,245,006
Washington Mutual Investors Fund, Class R-6	20,812,122	1,112,616
The Investment Company of America, Class R-6	20,230,223	881,228
American Mutual Fund, Class R-6	15,831,021	784,744
		5,274,910
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	24,318,741	828,783
American Balanced Fund, Class R-6	27,680,238	828,746
		1,657,529
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	54,546,618	683,469
Total investment securities 100% (cost: $13,691,416,000)		13,915,141
Other assets less liabilities 0%		(2,131)
Net assets 100%		$13,913,010
American Funds Target Date Retirement Series — Page 5 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6	$1,147,724	$37,534	$2,095	$(841)	$140,706	$1,323,028	$3,949	$—
New Perspective Fund, Class R-6	1,138,938	75,792	318	(130)	92,262	1,306,544	13,691	37,656
The Growth Fund of America, Class R-6	847,611	109,576	1,930	(986)	32,590	986,861	6,076	31,296
AMCAP Fund, Class R-6[1]	847,552	51,855	1,109	(24)	84,368	982,642	—	—
The New Economy Fund, Class R-6	604,839	34,393	327	(13)	55,973	694,865	2,017	—
New World Fund, Inc., Class R-6	484,183	6,844	6,617	(22)	67,849	552,237	6,844	—
EuroPacific Growth Fund, Class R-6	240,694	3,792	4,302	(205)	39,994	279,973	3,792	—
American Funds Global Insight Fund, Class R-6	143,955	12,170	—	—	16,958	173,083	2,220	—
						6,299,233
Growth-and-income funds 38%
Fundamental Investors, Class R-6	1,094,851	81,204	4,642	(1,083)	80,986	1,251,316	9,349	15,538
Capital World Growth and Income Fund, Class R-6	1,083,652	23,165	2,942	(90)	141,221	1,245,006	8,337	—
Washington Mutual Investors Fund, Class R-6	984,118	102,818	5,011	(562)	31,253	1,112,616	8,488	14,346
The Investment Company of America, Class R-6	781,782	61,870	3,732	(646)	41,954	881,228	3,622	25,600
American Mutual Fund, Class R-6	688,958	89,986	2,616	(173)	8,589	784,744	5,552	19,857
						5,274,910
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	724,559	36,679	6,429	(516)	74,490	828,783	3,394	—
American Balanced Fund, Class R-6	724,707	58,359	187	(23)	45,890	828,746	5,508	—
						1,657,529
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	600,483	63,096	6,417	(82)	26,389	683,469	4,339	—
Total 100%				$(5,396)	$981,472	$13,915,141	$87,178	$144,293

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 6 of 25

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 44%	Shares	Value (000)
New Perspective Fund, Class R-6	37,838,956	$1,940,760
SMALLCAP World Fund, Inc., Class R-6	28,442,949	1,818,642
The Growth Fund of America, Class R-6	28,179,016	1,532,375
AMCAP Fund, Class R-6[1]	45,417,159	1,521,021
The New Economy Fund, Class R-6	19,979,488	944,231
New World Fund, Inc., Class R-6	10,213,508	729,755
American Funds Global Insight Fund, Class R-6	28,257,533	552,717
EuroPacific Growth Fund, Class R-6	8,143,549	435,517
		9,475,018
Growth-and-income funds 37%
Fundamental Investors, Class R-6	27,903,429	1,791,958
Capital World Growth and Income Fund, Class R-6	32,345,271	1,782,548
Washington Mutual Investors Fund, Class R-6	32,127,643	1,717,544
American Mutual Fund, Class R-6	28,795,678	1,427,402
The Investment Company of America, Class R-6	26,292,165	1,145,286
		7,864,738
Equity-income funds 2%
Capital Income Builder, Class R-6	4,105,084	268,431
The Income Fund of America, Class R-6	11,457,649	267,651
		536,082
Balanced funds 12%
American Balanced Fund, Class R-6	47,364,133	1,418,082
American Funds Global Balanced Fund, Class R-6	33,411,813	1,138,675
		2,556,757
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	84,020,818	1,052,781
Total investment securities 100% (cost: $20,578,261,000)		21,485,376
Other assets less liabilities 0%		(3,205)
Net assets 100%		$21,482,171
American Funds Target Date Retirement Series — Page 7 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44%
New Perspective Fund, Class R-6	$1,703,770	$99,888	$—	$—	$137,102	$1,940,760	$20,445	$56,233
SMALLCAP World Fund, Inc., Class R-6	1,607,001	35,631	18,301	(9,483)	203,794	1,818,642	5,488	—
The Growth Fund of America, Class R-6	1,324,090	159,580	—	—	48,705	1,532,375	9,440	48,625
AMCAP Fund, Class R-6[1]	1,324,294	66,288	—	—	130,439	1,521,021	—	—
The New Economy Fund, Class R-6	830,163	38,121	—	—	75,947	944,231	2,754	—
New World Fund, Inc., Class R-6	642,555	9,083	11,674	(1,004)	90,795	729,755	9,083	—
American Funds Global Insight Fund, Class R-6	490,640	7,566	1,021	(20)	55,552	552,717	7,566	—
EuroPacific Growth Fund, Class R-6	374,622	5,903	6,916	(393)	62,301	435,517	5,903	—
						9,475,018
Growth-and-income funds 37%
Fundamental Investors, Class R-6	1,588,110	88,084	—	—	115,764	1,791,958	13,423	22,309
Capital World Growth and Income Fund, Class R-6	1,563,608	15,474	—	—	203,466	1,782,548	12,030	—
Washington Mutual Investors Fund, Class R-6	1,582,129	97,356	10,427	(1,272)	49,758	1,717,544	13,435	22,708
American Mutual Fund, Class R-6	1,313,341	111,739	13,469	(306)	16,097	1,427,402	10,431	37,306
The Investment Company of America, Class R-6	1,010,488	80,562	—	—	54,236	1,145,286	4,652	32,879
						7,864,738
Equity-income funds 2%
Capital Income Builder, Class R-6	222,945	28,881	2,397	(233)	19,235	268,431	3,597	—
The Income Fund of America, Class R-6	223,553	39,834	2,039	(264)	6,567	267,651	2,928	8,289
						536,082
Balanced funds 12%
American Balanced Fund, Class R-6	1,244,633	97,127	2,246	(272)	78,840	1,418,082	9,437	—
American Funds Global Balanced Fund, Class R-6	1,016,300	30,658	11,452	(1,683)	104,852	1,138,675	4,754	—
						2,556,757
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	931,805	92,676	12,272	(189)	40,761	1,052,781	6,738	—
Total 100%				$(15,119)	$1,494,211	$21,485,376	$142,104	$228,349

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 8 of 25

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 42%	Shares	Value (000)
New Perspective Fund, Class R-6	37,530,407	$1,924,934
SMALLCAP World Fund, Inc., Class R-6	28,816,854	1,842,550
The Growth Fund of America, Class R-6	32,334,237	1,758,336
AMCAP Fund, Class R-6[1]	52,108,631	1,745,118
The New Economy Fund, Class R-6	20,853,087	985,517
American Funds Global Insight Fund, Class R-6	44,852,667	877,318
New World Fund, Inc., Class R-6	10,337,573	738,620
EuroPacific Growth Fund, Class R-6	9,334,537	499,211
		10,371,604
Growth-and-income funds 35%
Fundamental Investors, Class R-6	30,575,437	1,963,555
Capital World Growth and Income Fund, Class R-6	35,438,086	1,952,993
Washington Mutual Investors Fund, Class R-6	34,049,215	1,820,271
American Mutual Fund, Class R-6	34,674,081	1,718,794
The Investment Company of America, Class R-6	24,390,905	1,062,468
		8,518,081
Equity-income funds 6%
The Income Fund of America, Class R-6	34,182,820	798,510
Capital Income Builder, Class R-6	9,765,420	638,561
		1,437,071
Balanced funds 12%
American Balanced Fund, Class R-6	62,437,376	1,869,375
American Funds Global Balanced Fund, Class R-6	35,711,775	1,217,057
		3,086,432
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	96,031,368	1,203,273
Total investment securities 100% (cost: $23,342,655,000)		24,616,461
Other assets less liabilities 0%		(3,911)
Net assets 100%		$24,612,550
American Funds Target Date Retirement Series — Page 9 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 42%
New Perspective Fund, Class R-6	$1,704,745	$91,424	$7,616	$(1,731)	$138,112	$1,924,934	$20,457	$56,266
SMALLCAP World Fund, Inc., Class R-6	1,627,934	34,161	16,288	(7,564)	204,307	1,842,550	5,549	—
The Growth Fund of America, Class R-6	1,529,458	176,025	2,822	(1,433)	57,108	1,758,336	10,848	55,879
AMCAP Fund, Class R-6[1]	1,529,458	67,251	1,381	(30)	149,820	1,745,118	—	—
The New Economy Fund, Class R-6	872,131	33,931	—	—	79,455	985,517	2,869	—
American Funds Global Insight Fund, Class R-6	784,576	12,099	7,757	(153)	88,553	877,318	12,099	—
New World Fund, Inc., Class R-6	653,603	9,239	15,297	(2,412)	93,487	738,620	9,239	—
EuroPacific Growth Fund, Class R-6	433,832	6,836	12,722	(2,324)	73,589	499,211	6,836	—
						10,371,604
Growth-and-income funds 35%
Fundamental Investors, Class R-6	1,688,343	150,130	—	—	125,082	1,963,555	14,205	23,609
Capital World Growth and Income Fund, Class R-6	1,662,194	73,388	—	—	217,411	1,952,993	12,788	—
Washington Mutual Investors Fund, Class R-6	1,753,464	40,058	25,832	(3,157)	55,738	1,820,271	14,890	25,167
American Mutual Fund, Class R-6	1,654,330	60,132	14,942	(339)	19,613	1,718,794	13,139	46,993
The Investment Company of America, Class R-6	946,834	65,440	—	—	50,194	1,062,468	4,310	30,464
						8,518,081
Equity-income funds 6%
The Income Fund of America, Class R-6	696,826	91,041	8,237	(1,083)	19,963	798,510	8,967	25,384
Capital Income Builder, Class R-6	563,244	36,782	7,900	(841)	47,276	638,561	8,976	—
						1,437,071
Balanced funds 12%
American Balanced Fund, Class R-6	1,654,782	115,571	5,337	(872)	105,231	1,869,375	12,504	—
American Funds Global Balanced Fund, Class R-6	1,082,234	38,862	14,098	(1,681)	111,740	1,217,057	5,063	—
						3,086,432
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,072,905	98,253	14,537	(222)	46,874	1,203,273	7,735	—
Total 100%				$(23,842)	$1,683,553	$24,616,461	$170,474	$263,762

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 10 of 25

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 39%	Shares	Value (000)
The Growth Fund of America, Class R-6	40,090,430	$2,180,117
AMCAP Fund, Class R-6[1]	64,406,223	2,156,964
New Perspective Fund, Class R-6	41,835,324	2,145,734
SMALLCAP World Fund, Inc., Class R-6	30,879,056	1,974,407
American Funds Global Insight Fund, Class R-6	62,919,219	1,230,700
The New Economy Fund, Class R-6	25,749,656	1,216,929
New World Fund, Inc., Class R-6	10,374,301	741,244
EuroPacific Growth Fund, Class R-6	4,582,261	245,059
		11,891,154
Growth-and-income funds 33%
Capital World Growth and Income Fund, Class R-6	40,891,314	2,253,520
Fundamental Investors, Class R-6	34,987,400	2,246,891
American Mutual Fund, Class R-6	42,767,859	2,120,003
Washington Mutual Investors Fund, Class R-6	36,025,809	1,925,940
The Investment Company of America, Class R-6	27,665,042	1,205,089
International Growth and Income Fund, Class R-6	11,196,797	385,282
		10,136,725
Equity-income funds 7%
The Income Fund of America, Class R-6	51,253,707	1,197,287
Capital Income Builder, Class R-6	13,645,514	892,280
		2,089,567
Balanced funds 13%
American Balanced Fund, Class R-6	80,737,213	2,417,271
American Funds Global Balanced Fund, Class R-6	44,077,806	1,502,172
		3,919,443
Fixed income funds 8%
U.S. Government Securities Fund, Class R-6	120,486,135	1,509,691
American Funds Inflation Linked Bond Fund, Class R-6	62,481,887	579,207
American Funds Multi-Sector Income Fund, Class R-6	41,417,106	381,452
		2,470,350
Total investment securities 100% (cost: $28,550,891,000)		30,507,239
Other assets less liabilities 0%		(4,724)
Net assets 100%		$30,502,515
American Funds Target Date Retirement Series — Page 11 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 39%
The Growth Fund of America, Class R-6	$1,896,655	$214,082	$—	$—	$69,380	$2,180,117	$13,427	$69,162
AMCAP Fund, Class R-6[1]	1,899,938	71,998	—	—	185,028	2,156,964	—	—
New Perspective Fund, Class R-6	1,895,390	98,806	—	—	151,538	2,145,734	22,745	62,558
SMALLCAP World Fund, Inc., Class R-6	1,751,840	24,583	12,872	(5,767)	216,623	1,974,407	5,955	—
American Funds Global Insight Fund, Class R-6	1,091,409	16,831	1,143	(23)	123,626	1,230,700	16,831	—
The New Economy Fund, Class R-6	1,077,403	41,280	—	—	98,246	1,216,929	3,544	—
New World Fund, Inc., Class R-6	643,738	9,100	2,427	(829)	91,662	741,244	9,100	—
EuroPacific Growth Fund, Class R-6	237,941	3,749	34,991	2,849	35,511	245,059	3,749	—
						11,891,154
Growth-and-income funds 33%
Capital World Growth and Income Fund, Class R-6	2,029,094	15,606	51,528	(10,997)	271,345	2,253,520	15,606	—
Fundamental Investors, Class R-6	2,054,721	45,784	495	(157)	147,038	2,246,891	17,199	28,585
American Mutual Fund, Class R-6	1,943,236	152,891	—	—	23,876	2,120,003	15,434	55,199
Washington Mutual Investors Fund, Class R-6	1,796,087	91,574	16,394	(1,207)	55,880	1,925,940	15,252	25,779
The Investment Company of America, Class R-6	1,096,514	50,608	—	—	57,967	1,205,089	4,992	35,280
International Growth and Income Fund, Class R-6	296,549	27,008	—	—	61,725	385,282	1,559	3,835
						10,136,725
Equity-income funds 7%
The Income Fund of America, Class R-6	1,094,098	76,070	2,014	(39)	29,172	1,197,287	13,843	39,190
Capital Income Builder, Class R-6	816,592	19,154	10,094	(606)	67,234	892,280	12,861	—
						2,089,567
Balanced funds 13%
American Balanced Fund, Class R-6	2,174,152	107,253	—	—	135,866	2,417,271	16,305	—
American Funds Global Balanced Fund, Class R-6	1,348,557	24,960	7,980	(1,934)	138,569	1,502,172	6,260	—
						3,919,443
Fixed income funds 8%
U.S. Government Securities Fund, Class R-6	1,355,199	109,416	13,495	(618)	59,189	1,509,691	9,665	—
American Funds Inflation Linked Bond Fund, Class R-6	481,531	118,618	2,119	(428)	(18,395)	579,207	31,982	—
American Funds Multi-Sector Income Fund, Class R-6	317,731	45,708	—	—	18,013	381,452	5,091	—
						2,470,350
Total 100%				$(19,756)	$2,019,093	$30,507,239	$241,400	$319,588

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 12 of 25

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 29%	Shares	Value (000)
The Growth Fund of America, Class R-6	40,658,890	$2,211,030
AMCAP Fund, Class R-6[1]	65,336,873	2,188,132
SMALLCAP World Fund, Inc., Class R-6	26,653,840	1,704,247
New Perspective Fund, Class R-6	31,369,571	1,608,945
American Funds Global Insight Fund, Class R-6	71,655,459	1,401,581
The New Economy Fund, Class R-6	12,161,859	574,769
New World Fund, Inc., Class R-6	4,321,860	308,797
		9,997,501
Growth-and-income funds 32%
Capital World Growth and Income Fund, Class R-6	44,118,759	2,431,385
American Mutual Fund, Class R-6	46,988,901	2,329,240
Fundamental Investors, Class R-6	34,531,226	2,217,595
Washington Mutual Investors Fund, Class R-6	33,776,797	1,805,708
The Investment Company of America, Class R-6	31,341,470	1,365,234
International Growth and Income Fund, Class R-6	20,587,361	708,411
		10,857,573
Equity-income funds 7%
The Income Fund of America, Class R-6	57,006,966	1,331,683
Capital Income Builder, Class R-6	18,585,197	1,215,286
		2,546,969
Balanced funds 13%
American Balanced Fund, Class R-6	89,562,361	2,681,497
American Funds Global Balanced Fund, Class R-6	49,659,316	1,692,390
		4,373,887
Fixed income funds 19%
U.S. Government Securities Fund, Class R-6	136,088,756	1,705,192
American Funds Inflation Linked Bond Fund, Class R-6	157,927,002	1,463,983
American Funds Mortgage Fund, Class R-6	119,540,472	1,102,163
American Funds Multi-Sector Income Fund, Class R-6	97,320,454	896,321
Intermediate Bond Fund of America, Class R-6	51,780,968	653,994
Capital World Bond Fund, Class R-6	25,798,560	430,578
American Funds Strategic Bond Fund, Class R-6	44,446,135	430,239
		6,682,470
Total investment securities 100% (cost: $32,479,658,000)		34,458,400
Other assets less liabilities 0%		(5,229)
Net assets 100%		$34,453,171
American Funds Target Date Retirement Series — Page 13 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 29%
The Growth Fund of America, Class R-6	$1,968,347	$171,212	$—	$—	$71,471	$2,211,030	$13,439	$69,227
AMCAP Fund, Class R-6[1]	1,975,490	25,208	—	—	187,434	2,188,132	—	—
SMALLCAP World Fund, Inc., Class R-6	1,517,749	5,160	—	—	181,338	1,704,247	5,159	—
New Perspective Fund, Class R-6	1,460,415	65,726	32,462	(9,025)	124,291	1,608,945	17,525	48,201
American Funds Global Insight Fund, Class R-6	1,241,721	19,148	—	—	140,712	1,401,581	19,148	—
The New Economy Fund, Class R-6	539,327	1,748	13,906	(4,660)	52,260	574,769	1,748	—
New World Fund, Inc., Class R-6	267,296	3,779	—	—	37,722	308,797	3,778	—
						9,997,501
Growth-and-income funds 32%
Capital World Growth and Income Fund, Class R-6	2,180,047	16,773	45,803	(8,677)	289,045	2,431,385	16,773	—
American Mutual Fund, Class R-6	2,220,564	82,301	—	—	26,375	2,329,240	17,637	63,077
Fundamental Investors, Class R-6	2,034,605	45,336	7,338	(2,253)	147,245	2,217,595	17,031	28,305
Washington Mutual Investors Fund, Class R-6	1,737,236	39,687	23,371	(1,900)	54,056	1,805,708	14,752	24,934
The Investment Company of America, Class R-6	1,253,432	46,034	—	—	65,768	1,365,234	5,706	40,329
International Growth and Income Fund, Class R-6	607,722	11,055	31,743	(6,402)	127,779	708,411	3,196	7,859
						10,857,573
Equity-income funds 7%
The Income Fund of America, Class R-6	1,238,783	60,046	—	—	32,854	1,331,683	15,674	44,372
Capital Income Builder, Class R-6	1,107,037	17,436	—	—	90,813	1,215,286	17,436	—
						2,546,969
Balanced funds 13%
American Balanced Fund, Class R-6	2,476,652	51,036	—	—	153,809	2,681,497	18,349	—
American Funds Global Balanced Fund, Class R-6	1,530,205	7,061	—	—	155,124	1,692,390	7,060	—
						4,373,887
Fixed income funds 19%
U.S. Government Securities Fund, Class R-6	1,529,869	108,821	—	—	66,502	1,705,192	10,924	—
American Funds Inflation Linked Bond Fund, Class R-6	1,284,802	230,681	—	—	(51,500)	1,463,983	85,175	—
American Funds Mortgage Fund, Class R-6	907,761	144,443	—	—	49,959	1,102,163	8,758	—
American Funds Multi-Sector Income Fund, Class R-6	787,183	65,959	—	—	43,179	896,321	12,335	—
Intermediate Bond Fund of America, Class R-6	534,572	101,777	—	—	17,645	653,994	4,351	—
Capital World Bond Fund, Class R-6	348,018	49,475	6,475	1,952	37,608	430,578	2,357	—
American Funds Strategic Bond Fund, Class R-6	348,018	72,954	208	—	9,475	430,239	12,558	—
						6,682,470
Total 100%				$(30,965)	$2,110,964	$34,458,400	$330,869	$326,304

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 14 of 25

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 19%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	70,229,151	$2,351,974
The Growth Fund of America, Class R-6	34,629,339	1,883,144
American Funds Global Insight Fund, Class R-6	69,886,570	1,366,981
SMALLCAP World Fund, Inc., Class R-6	17,489,073	1,118,252
New Perspective Fund, Class R-6	18,614,607	954,743
		7,675,094
Growth-and-income funds 29%
Capital World Growth and Income Fund, Class R-6	50,666,082	2,792,208
American Mutual Fund, Class R-6	53,873,109	2,670,490
Washington Mutual Investors Fund, Class R-6	36,020,597	1,925,661
Fundamental Investors, Class R-6	26,187,899	1,681,787
The Investment Company of America, Class R-6	31,075,536	1,353,650
International Growth and Income Fund, Class R-6	24,010,735	826,210
		11,250,006
Equity-income funds 8%
Capital Income Builder, Class R-6	23,887,925	1,562,031
The Income Fund of America, Class R-6	65,924,738	1,540,002
		3,102,033
Balanced funds 13%
American Balanced Fund, Class R-6	101,822,331	3,048,560
American Funds Global Balanced Fund, Class R-6	57,213,917	1,949,850
		4,998,410
Fixed income funds 31%
American Funds Inflation Linked Bond Fund, Class R-6	233,238,653	2,162,122
American Funds Mortgage Fund, Class R-6	207,729,610	1,915,267
U.S. Government Securities Fund, Class R-6	152,638,506	1,912,561
The Bond Fund of America, Class R-6	148,583,622	1,739,914
Intermediate Bond Fund of America, Class R-6	129,955,126	1,641,333
American Funds Multi-Sector Income Fund, Class R-6	123,508,604	1,137,514
Capital World Bond Fund, Class R-6	45,415,657	757,987
American Funds Strategic Bond Fund, Class R-6	76,783,027	743,260
		12,009,958
Total investment securities 100% (cost: $37,503,636,000)		39,035,501
Other assets less liabilities 0%		(6,304)
Net assets 100%		$39,029,197
American Funds Target Date Retirement Series — Page 15 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 19%
AMCAP Fund, Class R-6[1]	$2,134,024	$16,303	$—	$—	$201,647	$2,351,974	$—	$—
The Growth Fund of America, Class R-6	1,718,681	105,101	—	—	59,362	1,883,144	11,623	59,869
American Funds Global Insight Fund, Class R-6	1,231,370	18,989	22,647	(2,142)	141,411	1,366,981	18,989	—
SMALLCAP World Fund, Inc., Class R-6	1,028,293	3,495	35,698	(16,339)	138,501	1,118,252	3,495	—
New Perspective Fund, Class R-6	849,143	38,216	—	—	67,384	954,743	10,190	28,026
						7,675,094
Growth-and-income funds 29%
Capital World Growth and Income Fund, Class R-6	2,511,401	19,222	61,182	(12,788)	335,555	2,792,208	19,222	—
American Mutual Fund, Class R-6	2,548,210	92,603	546	(2)	30,225	2,670,490	20,235	72,369
Washington Mutual Investors Fund, Class R-6	1,836,272	41,949	8,151	(889)	56,480	1,925,661	15,593	26,356
Fundamental Investors, Class R-6	1,552,410	34,592	15,211	(2,599)	112,595	1,681,787	12,995	21,597
The Investment Company of America, Class R-6	1,242,796	45,644	—	—	65,210	1,353,650	5,658	39,987
International Growth and Income Fund, Class R-6	695,014	12,642	21,446	(6,644)	146,644	826,210	3,655	8,988
						11,250,006
Equity-income funds 8%
Capital Income Builder, Class R-6	1,422,896	22,410	—	—	116,725	1,562,031	22,411	—
The Income Fund of America, Class R-6	1,432,570	69,439	—	—	37,993	1,540,002	18,126	51,313
						3,102,033
Balanced funds 13%
American Balanced Fund, Class R-6	2,851,343	21,020	—	—	176,197	3,048,560	21,021	—
American Funds Global Balanced Fund, Class R-6	1,762,993	8,134	—	—	178,723	1,949,850	8,134	—
						4,998,410
Fixed income funds 31%
American Funds Inflation Linked Bond Fund, Class R-6	1,954,045	284,588	—	—	(76,511)	2,162,122	127,201	—
American Funds Mortgage Fund, Class R-6	1,732,996	89,914	—	—	92,357	1,915,267	16,136	—
U.S. Government Securities Fund, Class R-6	1,734,226	103,402	—	—	74,933	1,912,561	12,268	—
The Bond Fund of America, Class R-6	1,451,556	203,386	—	—	84,972	1,739,914	12,737	—
Intermediate Bond Fund of America, Class R-6	1,451,530	143,418	—	—	46,385	1,641,333	11,404	—
American Funds Multi-Sector Income Fund, Class R-6	1,051,361	29,166	—	—	56,987	1,137,514	16,082	—
Capital World Bond Fund, Class R-6	690,597	4,513	14,188	4,882	72,183	757,987	4,514	—
American Funds Strategic Bond Fund, Class R-6	680,522	45,071	396	—	18,063	743,260	23,395	—
						12,009,958
Total 100%				$(36,521)	$2,234,021	$39,035,501	$415,084	$308,505

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 16 of 25

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 11%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	39,653,388	$1,327,992
American Funds Global Insight Fund, Class R-6	50,733,553	992,348
The Growth Fund of America, Class R-6	9,173,118	498,834
SMALLCAP World Fund, Inc., Class R-6	4,290,559	274,338
New Perspective Fund, Class R-6	5,337,619	273,767
		3,367,279
Growth-and-income funds 26%
Capital World Growth and Income Fund, Class R-6	37,604,764	2,072,399
American Mutual Fund, Class R-6	40,026,872	1,984,132
Washington Mutual Investors Fund, Class R-6	29,196,549	1,560,847
Fundamental Investors, Class R-6	15,190,054	975,505
The Investment Company of America, Class R-6	22,253,118	969,346
International Growth and Income Fund, Class R-6	13,732,322	472,529
		8,034,758
Equity-income funds 11%
The Income Fund of America, Class R-6	85,163,836	1,989,427
Capital Income Builder, Class R-6	22,318,046	1,459,377
		3,448,804
Balanced funds 12%
American Balanced Fund, Class R-6	83,930,504	2,512,879
American Funds Global Balanced Fund, Class R-6	42,100,511	1,434,786
		3,947,665
Fixed income funds 40%
The Bond Fund of America, Class R-6	199,152,359	2,332,074
American Funds Inflation Linked Bond Fund, Class R-6	238,063,674	2,206,850
American Funds Mortgage Fund, Class R-6	185,137,748	1,706,970
Intermediate Bond Fund of America, Class R-6	134,929,305	1,704,157
U.S. Government Securities Fund, Class R-6	119,772,570	1,500,750
American Funds Multi-Sector Income Fund, Class R-6	119,799,917	1,103,357
American Funds Strategic Bond Fund, Class R-6	78,997,449	764,696
Capital World Bond Fund, Class R-6	37,322,634	622,915
American High-Income Trust, Class R-6	59,311,225	551,595
		12,493,364
Total investment securities 100% (cost: $30,093,806,000)		31,291,870
Other assets less liabilities 0%		(5,521)
Net assets 100%		$31,286,349
American Funds Target Date Retirement Series — Page 17 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 11%
AMCAP Fund, Class R-6[1]	$1,250,541	$—	$38,966	$(6,498)	$122,915	$1,327,992	$—	$—
American Funds Global Insight Fund, Class R-6	880,241	13,574	1,201	(124)	99,858	992,348	13,574	—
The Growth Fund of America, Class R-6	491,926	20,463	28,157	1,910	12,692	498,834	3,327	17,136
SMALLCAP World Fund, Inc., Class R-6	257,505	875	14,295	(6,878)	37,131	274,338	875	—
New Perspective Fund, Class R-6	255,374	11,493	12,909	664	19,145	273,767	3,064	8,429
						3,367,279
Growth-and-income funds 26%
Capital World Growth and Income Fund, Class R-6	1,897,791	14,214	81,689	(13,593)	255,676	2,072,399	14,214	—
American Mutual Fund, Class R-6	1,924,626	69,559	32,202	346	21,803	1,984,132	15,199	54,360
Washington Mutual Investors Fund, Class R-6	1,514,447	34,440	33,347	(1,104)	46,411	1,560,847	12,802	21,638
Fundamental Investors, Class R-6	891,864	19,873	—	—	63,768	975,505	7,465	12,408
The Investment Company of America, Class R-6	890,883	32,719	948	(25)	46,717	969,346	4,056	28,664
International Growth and Income Fund, Class R-6	413,533	7,455	30,320	(5,381)	87,242	472,529	2,155	5,300
						8,034,758
Equity-income funds 11%
The Income Fund of America, Class R-6	1,850,643	89,704	—	—	49,080	1,989,427	23,415	66,288
Capital Income Builder, Class R-6	1,329,386	20,938	—	—	109,053	1,459,377	20,938	—
						3,448,804
Balanced funds 12%
American Balanced Fund, Class R-6	2,350,316	17,327	—	—	145,236	2,512,879	17,327	—
American Funds Global Balanced Fund, Class R-6	1,297,288	5,986	—	—	131,512	1,434,786	5,986	—
						3,947,665
Fixed income funds 40%
The Bond Fund of America, Class R-6	2,156,407	53,873	—	—	121,794	2,332,074	18,319	—
American Funds Inflation Linked Bond Fund, Class R-6	2,042,686	243,961	—	—	(79,797)	2,206,850	132,127	—
American Funds Mortgage Fund, Class R-6	1,578,041	45,450	—	—	83,479	1,706,970	14,512	—
Intermediate Bond Fund of America, Class R-6	1,592,025	62,334	—	—	49,798	1,704,157	12,183	—
U.S. Government Securities Fund, Class R-6	1,419,117	21,105	—	—	60,528	1,500,750	9,840	—
American Funds Multi-Sector Income Fund, Class R-6	1,031,867	15,742	—	—	55,748	1,103,357	15,741	—
American Funds Strategic Bond Fund, Class R-6	717,624	28,473	411	—	19,010	764,696	24,265	—
Capital World Bond Fund, Class R-6	567,533	3,709	11,764	4,066	59,371	622,915	3,709	—
American High-Income Trust, Class R-6	500,719	34,752	—	—	16,124	551,595	8,247	—
						12,493,364
Total 100%				$(26,617)	$1,634,294	$31,291,870	$383,340	$214,223

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 18 of 25

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 4%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	20,294,445	$396,959
AMCAP Fund, Class R-6[1]	8,684,448	290,842
		687,801
Growth-and-income funds 23%
American Mutual Fund, Class R-6	19,853,943	984,160
Capital World Growth and Income Fund, Class R-6	16,124,857	888,641
Washington Mutual Investors Fund, Class R-6	15,433,469	825,073
Fundamental Investors, Class R-6	7,805,613	501,277
The Investment Company of America, Class R-6	11,507,724	501,276
International Growth and Income Fund, Class R-6	1,874,513	64,502
		3,764,929
Equity-income funds 16%
The Income Fund of America, Class R-6	73,824,908	1,724,550
Capital Income Builder, Class R-6	14,353,925	938,603
		2,663,153
Balanced funds 12%
American Balanced Fund, Class R-6	44,461,900	1,331,189
American Funds Global Balanced Fund, Class R-6	19,585,578	667,477
		1,998,666
Fixed income funds 45%
The Bond Fund of America, Class R-6	112,263,404	1,314,604
American Funds Inflation Linked Bond Fund, Class R-6	139,916,187	1,297,023
American Funds Mortgage Fund, Class R-6	106,347,255	980,522
Intermediate Bond Fund of America, Class R-6	77,473,175	978,486
U.S. Government Securities Fund, Class R-6	64,806,775	812,029
American Funds Multi-Sector Income Fund, Class R-6	72,798,143	670,471
American High-Income Trust, Class R-6	53,610,223	498,575
American Funds Strategic Bond Fund, Class R-6	49,922,990	483,255
Capital World Bond Fund, Class R-6	20,016,640	334,078
		7,369,043
Total investment securities 100% (cost: $15,639,039,000)		16,483,592
Other assets less liabilities 0%		(2,966)
Net assets 100%		$16,480,626
American Funds Target Date Retirement Series — Page 19 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
American Funds Global Insight Fund, Class R-6	$388,275	$5,898	$39,494	$(4,623)	$46,903	$396,959	$5,898	$—
AMCAP Fund, Class R-6[1]	291,026	—	26,178	(9,167)	35,161	290,842	—	—
						687,801
Growth-and-income funds 23%
American Mutual Fund, Class R-6	952,555	34,127	13,843	3,006	8,315	984,160	7,457	26,670
Capital World Growth and Income Fund, Class R-6	853,524	6,274	78,517	(13,050)	120,410	888,641	6,274	—
Washington Mutual Investors Fund, Class R-6	795,705	17,897	12,611	2,436	21,646	825,073	6,653	11,245
Fundamental Investors, Class R-6	480,395	10,455	23,460	(3,583)	37,470	501,277	3,927	6,527
The Investment Company of America, Class R-6	480,996	17,228	21,978	(324)	25,354	501,276	2,135	15,092
International Growth and Income Fund, Class R-6	65,675	1,132	15,099	2,005	10,789	64,502	327	805
						3,764,929
Equity-income funds 16%
The Income Fund of America, Class R-6	1,636,442	78,792	33,684	(1,124)	44,124	1,724,550	20,567	58,225
Capital Income Builder, Class R-6	881,336	13,645	27,881	612	70,891	938,603	13,645	—
						2,663,153
Balanced funds 12%
American Balanced Fund, Class R-6	1,277,295	9,292	33,402	(2,192)	80,196	1,331,189	9,292	—
American Funds Global Balanced Fund, Class R-6	633,088	2,864	31,654	(4,590)	67,769	667,477	2,864	—
						1,998,666
Fixed income funds 45%
The Bond Fund of America, Class R-6	1,232,622	12,765	—	—	69,217	1,314,604	10,419	—
American Funds Inflation Linked Bond Fund, Class R-6	1,234,382	109,220	—	—	(46,579)	1,297,023	77,812	—
American Funds Mortgage Fund, Class R-6	923,461	8,449	—	—	48,612	980,522	8,449	—
Intermediate Bond Fund of America, Class R-6	924,988	24,668	—	—	28,830	978,486	7,028	—
U.S. Government Securities Fund, Class R-6	770,576	8,693	—	—	32,760	812,029	5,334	—
American Funds Multi-Sector Income Fund, Class R-6	627,029	9,566	—	—	33,876	670,471	9,565	—
American High-Income Trust, Class R-6	475,957	7,733	—	—	14,885	498,575	7,733	—
American Funds Strategic Bond Fund, Class R-6	455,765	15,672	261	—	12,079	483,255	15,410	—
Capital World Bond Fund, Class R-6	304,376	1,989	6,418	2,275	31,856	334,078	1,989	—
						7,369,043
Total 100%				$(28,319)	$794,564	$16,483,592	$222,778	$118,564

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 20 of 25

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 1%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	1,947,167	$38,087
AMCAP Fund, Class R-6[1]	599,802	20,087
		58,174
Growth-and-income funds 21%
American Mutual Fund, Class R-6	6,246,307	309,629
Capital World Growth and Income Fund, Class R-6	4,755,562	262,079
Washington Mutual Investors Fund, Class R-6	4,268,344	228,186
The Investment Company of America, Class R-6	3,629,121	158,084
Fundamental Investors, Class R-6	1,935,280	124,284
		1,082,262
Equity-income funds 19%
The Income Fund of America, Class R-6	28,084,539	656,055
Capital Income Builder, Class R-6	4,815,653	314,896
		970,951
Balanced funds 11%
American Balanced Fund, Class R-6	12,881,830	385,682
American Funds Global Balanced Fund, Class R-6	6,157,245	209,839
		595,521
Fixed income funds 48%
The Bond Fund of America, Class R-6	38,053,939	445,612
American Funds Inflation Linked Bond Fund, Class R-6	43,595,321	404,129
Intermediate Bond Fund of America, Class R-6	31,979,219	403,898
American Funds Mortgage Fund, Class R-6	33,860,191	312,191
American Funds Multi-Sector Income Fund, Class R-6	23,194,552	213,622
American Funds Strategic Bond Fund, Class R-6	18,799,018	181,974
American High-Income Trust, Class R-6	17,343,556	161,295
Short-Term Bond Fund of America, Class R-6	16,806,996	159,666
Capital World Bond Fund, Class R-6	6,399,969	106,815
U.S. Government Securities Fund, Class R-6	8,301,938	104,023
		2,493,225
Total investment securities 100% (cost: $4,854,069,000)		5,200,133
Other assets less liabilities 0%		(985)
Net assets 100%		$5,199,148
American Funds Target Date Retirement Series — Page 21 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1%
American Funds Global Insight Fund, Class R-6	$43,193	$666	$10,113	$(1,141)	$5,482	$38,087	$666	$—
AMCAP Fund, Class R-6[1]	21,963	—	3,714	(1,374)	3,212	20,087	—	—
						58,174
Growth-and-income funds 21%
American Mutual Fund, Class R-6	302,908	10,811	7,697	1,421	2,186	309,629	2,362	8,449
Capital World Growth and Income Fund, Class R-6	251,246	1,839	22,590	(2,790)	34,374	262,079	1,839	—
Washington Mutual Investors Fund, Class R-6	223,134	4,979	6,676	1,375	5,374	228,186	1,851	3,128
The Investment Company of America, Class R-6	152,650	5,448	7,944	21	7,909	158,084	675	4,773
Fundamental Investors, Class R-6	122,728	2,652	9,672	604	7,972	124,284	996	1,656
						1,082,262
Equity-income funds 19%
The Income Fund of America, Class R-6	640,569	30,132	31,205	(1)	16,560	656,055	7,865	22,266
Capital Income Builder, Class R-6	302,576	4,612	16,636	913	23,431	314,896	4,612	—
						970,951
Balanced funds 11%
American Balanced Fund, Class R-6	378,365	2,723	18,410	(1,468)	24,472	385,682	2,723	—
American Funds Global Balanced Fund, Class R-6	200,354	907	11,339	(1,725)	21,642	209,839	907	—
						595,521
Fixed income funds 48%
The Bond Fund of America, Class R-6	418,159	3,989	—	—	23,464	445,612	3,531	—
American Funds Inflation Linked Bond Fund, Class R-6	390,646	28,198	—	—	(14,715)	404,129	24,512	—
Intermediate Bond Fund of America, Class R-6	376,839	15,214	—	—	11,845	403,898	2,882	—
American Funds Mortgage Fund, Class R-6	294,023	2,690	—	—	15,478	312,191	2,690	—
American Funds Multi-Sector Income Fund, Class R-6	199,780	3,048	—	—	10,794	213,622	3,048	—
American Funds Strategic Bond Fund, Class R-6	171,623	5,901	98	—	4,548	181,974	5,803	—
American High-Income Trust, Class R-6	153,978	2,502	—	—	4,815	161,295	2,502	—
Short-Term Bond Fund of America, Class R-6	139,988	18,121	—	—	1,557	159,666	918	—
Capital World Bond Fund, Class R-6	97,319	636	2,035	704	10,191	106,815	636	—
U.S. Government Securities Fund, Class R-6	103,169	711	4,262	(490)	4,895	104,023	711	—
						2,493,225
Total 100%				$(3,951)	$225,486	$5,200,133	$71,729	$40,272

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 22 of 25

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth-and-income funds 17%	Shares	Value (000)
American Mutual Fund, Class R-6	4,394,757	$217,848
Washington Mutual Investors Fund, Class R-6	3,056,169	163,383
Capital World Growth and Income Fund, Class R-6	2,742,713	151,151
The Investment Company of America, Class R-6	2,814,565	122,602
Fundamental Investors, Class R-6	861,253	55,310
		710,294
Equity-income funds 23%
The Income Fund of America, Class R-6	28,384,585	663,064
Capital Income Builder, Class R-6	4,152,612	271,539
		934,603
Balanced funds 10%
American Balanced Fund, Class R-6	9,556,480	286,121
American Funds Global Balanced Fund, Class R-6	3,234,010	110,215
		396,336
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	33,157,043	418,774
The Bond Fund of America, Class R-6	33,512,247	392,428
American Funds Inflation Linked Bond Fund, Class R-6	32,012,180	296,753
Short-Term Bond Fund of America, Class R-6	29,652,956	281,703
American Funds Mortgage Fund, Class R-6	29,216,226	269,374
American Funds Strategic Bond Fund, Class R-6	16,713,965	161,791
American Funds Multi-Sector Income Fund, Class R-6	15,136,064	139,403
American High-Income Trust, Class R-6	4,912,352	45,685
Capital World Bond Fund, Class R-6	1,869,782	31,207
		2,037,118
Total investment securities 100% (cost: $3,920,501,000)		4,078,351
Other assets less liabilities 0%		(691)
Net assets 100%		$4,077,660
American Funds Target Date Retirement Series — Page 23 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 17%
American Mutual Fund, Class R-6	$211,781	$8,694	$5,239	$158	$2,454	$217,848	$1,646	$5,887
Washington Mutual Investors Fund, Class R-6	157,243	5,763	4,504	262	4,619	163,383	1,304	2,204
Capital World Growth and Income Fund, Class R-6	149,253	1,775	18,453	(1,955)	20,531	151,151	1,083	—
The Investment Company of America, Class R-6	118,285	5,038	6,954	(225)	6,458	122,602	521	3,685
Fundamental Investors, Class R-6	55,960	1,202	5,716	398	3,466	55,310	451	750
						710,294
Equity-income funds 23%
The Income Fund of America, Class R-6	628,579	42,959	25,484	(1,702)	18,712	663,064	7,713	21,835
Capital Income Builder, Class R-6	258,719	5,149	13,243	(694)	21,608	271,539	3,915	—
						934,603
Balanced funds 10%
American Balanced Fund, Class R-6	276,120	1,993	8,892	(786)	17,686	286,121	1,993	—
American Funds Global Balanced Fund, Class R-6	112,503	490	13,656	(2,279)	13,157	110,215	490	—
						396,336
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	394,003	13,136	644	3	12,276	418,774	2,996	—
The Bond Fund of America, Class R-6	370,578	6,491	5,392	(821)	21,572	392,428	3,112	—
American Funds Inflation Linked Bond Fund, Class R-6	284,962	22,492	—	—	(10,701)	296,753	17,907	—
Short-Term Bond Fund of America, Class R-6	261,574	17,307	—	—	2,822	281,703	1,686	—
American Funds Mortgage Fund, Class R-6	252,619	4,606	1,153	(52)	13,354	269,374	2,310	—
American Funds Strategic Bond Fund, Class R-6	151,241	6,589	87	—	4,048	161,791	5,131	—
American Funds Multi-Sector Income Fund, Class R-6	131,973	2,002	1,665	(46)	7,139	139,403	2,002	—
American High-Income Trust, Class R-6	48,240	772	4,833	(326)	1,832	45,685	772	—
Capital World Bond Fund, Class R-6	31,869	208	4,498	(225)	3,853	31,207	208	—
						2,037,118
Total 100%				$(8,290)	$164,886	$4,078,351	$55,240	$34,361

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 24 of 25

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
 January 31, 2023, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-850-0323O-S89812
American Funds Target Date Retirement Series — Page 25 of 25